Business Acquisitions - Summary of Fair Value of the Assets and Liabilities Acquired (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Jul. 20, 2021
Disclosure Of Business Combinations [Line Items]
Net investment in subleases	$ 26,562
Total Purchase Price		$ 119,949
Inner Spirit
Disclosure Of Business Combinations [Line Items]
Cash		9,808
Accounts receivable		750
Prepaid expenses and deposits		853
Inventory		2,733
Property, plant and equipment		12,108
Net investment in subleases		23,751
Goodwill		114,537
Accounts payable and accrued liabilities		(2,678)
Convertible debentures		(12,025)
Lease liabilities		(29,481)
Financial guarantee liability		(407)
Total Purchase Price		$ 119,949